Submission	Feb. 19, 2025
Submission [Line Items]
Central Index Key	0001690820
Registrant Name	CARVANA CO.
Registration File Number	333-285061
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES